GENERAL INFORMATION (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 CNY (¥)	[2]	Sep. 22, 2017 HKD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of GENERAL INFORMATION [Line Items]
Nominal value of issued ordinary share/registered capital	¥ 306,000 [1]			¥ 206,000			¥ 151,000
Success Winner Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Success Winner Limited
Place and date of incorporation or establishment/operations	British Virgin Islands, May 29, 2009
Nominal value of issued ordinary share/registered capital | $		$ 1
Percentage of equity attributable to the Company Direct	100.00%
Percentage of equity attributable to the CompanyIndirect	0.00%
Principal activities	Investment holding
Stand Best Creation Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Stand Best Creation Limited
Place and date of incorporation or establishment/operations	Hong Kong, January 17, 2008
Nominal value of issued ordinary share/registered capital | $			$ 10,000
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the CompanyIndirect	100.00%
Principal activities	Investment holding
Jinjiang Hengda Ceramics Co [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Jinjiang Hengda Ceramics Co., Ltd. (note 1)
Place and date of incorporation or establishment/operations	PRC, September 30, 1993
Nominal value of issued ordinary share/registered capital	¥ 288,880,000
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the CompanyIndirect	100.00%
Principal activities	Manufacture and sale of ceramic tiles
Jiangxi Hengdali Ceramic Materials Co [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Jiangxi Hengdali Ceramic Materials Co., Ltd. (note 1)
Place and date of incorporation or establishment/operations	PRC, May 4, 2008
Nominal value of issued ordinary share/registered capital	¥ 55,880,000
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the CompanyIndirect	100.00%
Principal activities	Manufacture and sale of ceramic tiles
Fujian Province Hengdali Building Materials Co [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Fujian Province Hengdali Building Materials Co., Ltd (note 2)
Place and date of incorporation or establishment/operations	PRC, September 17,2013
Nominal value of issued ordinary share/registered capital	¥ 1,000,000
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the CompanyIndirect	100.00%
Principal activities	Sale of building and decoration materials
Vast Elite Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Vast Elite Limited (note 1)
Place and date of incorporation or establishment/operations	Hong Kong, September 22, 2017
Nominal value of issued ordinary share/registered capital | $			$ 1			$ 1
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the CompanyIndirect	100.00%
Principal activities	Trading of building material

[1]	Equivalent to US$45,000
[2]	Equivalent to US$31,000